Loans and amounts due from credit institutions	12 Months Ended
Dec. 31, 2022
Loans And Amounts Due From Credit Institutions
Loans and amounts due from credit institutions

5.	Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial Assets Measured At Amortized Cost	20,713,315	26,485,913	54,072,564
Of which:
Loans and amounts due from credit institutions, gross	20,725,914	26,507,738	54,081,629
Impairment losses (note 9.c)	(12,599)	(21,825)	(9,065)
Loans and amounts due from credit institutions, net	20,713,315	26,485,913	54,072,564
Loans and amounts due from credit institutions, gross	20,725,914	26,507,738	54,081,629

Type:
Time deposits	7,655,416	9,255,101	9,059,204
Reverse repurchase agreements (1)	2,430,956	4,129,438	699,035
Escrow deposits	10,267,493	10,200,137	10,773,280
Other accounts	372,049	2,923,062	33,550,110
Total	20,725,914	26,507,738	54,081,629
(1)	Guaranteed by debt instruments.

Thousand of reais	2022	2021	2020

Currency:
Brazilian Real	19,796,533	23,669,165	51,088,578
US dollar	676,709	2,445,781	2,778,913
Euro	252,672	392,793	214,138
Total	20,725,914	26,507,739	54,081,629

Thousand of reais	2022	2021	2020

Cash equivalents:
Short-term transactions and low risk of change in its value (1)	2,617,866	4,856,771	1,690,709
(1)	The Amount refers to investments in the open market (repurchase agreements) and investments in interbank deposits (CDI) at short term

Note 43-d contains a detail of the residual maturity periods of financial assets measured at amortized cost.